SHARE-BASED COMPENSATION - Schedule of share options activities (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Number of shares
Outstanding, Beginning balance | shares	10,073,233
Granted | shares	6,494,086
Forfeited | shares	(2,886,792)
Exercised | shares	(110,300)
Outstanding, Ending balance | shares	13,570,227
Vested and expected to vest | shares	13,570,227
Exercisable | shares	13,498,246
Weighted average exercise price
Outstanding, Beginning balance	$ 2.89
Granted	2.89
Forfeited	2.89
Exercised	2.89
Outstanding, Ending balance	2.89
Vested and expected to vest	2.89
Exercisable	2.89
Weighted average grant-date fair value
Outstanding, Beginning balance	2.08
Granted	3.2
Forfeited	2.76
Exercised	2.86
Outstanding, Ending balance	2.31
Vested and expected to vest	2.31
Exercisable	$ 2.31
Weighted remaining contractual years
Weighted remaining contractual years	8 years 4 months 20 days
Vested and expected to vest	8 years 4 months 20 days
Exercisable	8 years 4 months 20 days
Aggregate intrinsic value
Outstanding, Beginning balance | $
Outstanding, Ending balance | $	$ 27,354
Vested and expected to vest | $	27,354
Exercisable | $	$ 27,240